Payables, Accruals and Provisions (Tables)	6 Months Ended
Jun. 30, 2021
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Schedule of Payables, Accruals and Provisions

	June 30,	December 31,

	2021	2020

Trade payables	146	217

Accruals	701	761

Provisions	108	111

Other current liabilities	68	70

Total payables, accruals and provisions	1,023	1,159